Retirement Plans And Postretirement Benefits (One-Percentage Point Change In Assumed Health Care Cost Trend Rates) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
U.S.
Defined Benefit Plan Disclosure [Line Items]
One Percentage Point Increase, Effect on total service cost and interest cost components	$ 2
One Percentage Point Increase, Effect on benefit obligations	28
One Percentage Point Decrease, Effect on total service cost and interest cost components	(2)
One Percentage Point Decrease, Effect on benefit obligations	(27)
Foreign
Defined Benefit Plan Disclosure [Line Items]
One Percentage Point Increase, Effect on total service cost and interest cost components	60
One Percentage Point Increase, Effect on benefit obligations	639
One Percentage Point Decrease, Effect on total service cost and interest cost components	(50)
One Percentage Point Decrease, Effect on benefit obligations	$ (546)